Revenue - Summary of Revenue from Products and Services (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Revenue [abstract]
Rendering of services	₨ 598,550		₨ 571,301	₨ 524,543
Sales of products	11,682		14,544	20,328
Total revenues	₨ 610,232	$ 8,094	₨ 585,845	₨ 544,871